                                STAGECOACH INC.

                               GROWTH STOCK FUND
                          SHORT-INTERMEDIATE TERM FUND

                        SUPPLEMENT DATED JANUARY 2, 1996
                     TO THE PROSPECTUS DATED JUNE 28, 1995
                  AND THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED JUNE 28, 1995


         Effective January 1, 1996, BZW Barclays Global Fund Advisors ("BGFA") replaced Wells Fargo Bank, N.A. ("Wells Fargo") as investment adviser to the Growth Stock Master Series and the Short-Intermediate Term Master Series (the "Master Series") of Managed Series Investment Trust. BGFA was created by the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo, with and into an affiliate of Wells Fargo Institutional Trust Company, N.A.("WFITC"). Pursuant to an Investment Advisory Contract with each Master Series, BGFA provides investment guidance and policy direction in connection with the management of each Master Series' assets. BGFA is entitled to receive monthly fees at the annual rate of 0.60% and 0.45% of the average daily net assets of the Growth Stock Master Series and Short-Intermediate Term Master Series, respectively, as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, CA 94105. As of January 1, 1996, BGFA and its affiliates provide investment advisory services for over $220 billion of assets.

         Effective January 1, 1996, Wells Fargo serves as sub-adviser to each Master Series. Pursuant to a Sub-Advisory Contract with each Master Series and BGFA, Wells Fargo is responsible for the day-to-day portfolio management of each Master Series. The same Wells Fargo investment professionals that previously managed the investment portfolio of each Master Series will continue, subject to the overall supervision of BGFA, to manage each Master Series' investment portfolio. Wells Fargo is entitled to receive from BGFA an amount equal to 0.15% and 0.10% of the average daily net assets of the Growth Stock and Short-Intermediate Term Master Series, respectively, as compensation for its sub-advisory services. As of January 1, 1996, Wells Fargo provides investment advisory services for approximately $33 billion of assets under management.

         Effective January 1, 1996, WFITC, due to a change in control of its outstanding voting securities, became a wholly owned subsidiary of BZW Barclays Global Investors Holdings Inc. (formerly, The Nikko Building U.S.A., Inc.) and was renamed BZW Barclays Global Investors, N.A. ("BGI"). Effective January 1, 1996, and subject to the completion of the transfer of custodial functions to BGI, BGI replaces Wells Fargo as custodian to each Fund and each Master Series. BGFA is a subsidiary of BGI. BGI will not be entitled to receive compensation for its custodial services to each Fund and Master Series so long as BGFA is entitled to receive fees for providing investment advisory services to the Master Series. The principal business address of BZW Global Investors is 45 Fremont Street, San Francisco, California 94105.

         Effective on or about February 16, 1996, the corporate name of Stagecoach Inc. is changed to "MasterWorks Funds, Inc."

         Each Fund's Prospectus and Statement of Additional Information are hereby amended accordingly.

                                STAGECOACH INC.

                             ASSET ALLOCATION FUND
                                BOND INDEX FUND
                              S & P 500 STOCK FUND
                         U.S. TREASURY ALLOCATION FUND

                        SUPPLEMENT DATED JANUARY 2, 1996
                     TO THE PROSPECTUS DATED JUNE 28, 1995
                  AND THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED JUNE 28, 1995


         Effective January 1, 1996, BZW Barclays Global Fund Advisors ("BGFA") replaced Wells Fargo Bank, N.A. ("Wells Fargo") as investment adviser to each of the Asset Allocation, Bond Index, S & P 500 Index and U.S. Treasury Allocation Master Series (the "Master Series") of Master Investment Portfolio. BGFA was created by the reorganization of Wells Fargo Nikko Investment Advisors ("WFNIA"), the former sub-adviser to each Master Series, with and into an affiliate of Wells Fargo Institutional Trust Company, N.A. ("WFITC"). Pursuant to an Investment Advisory Contract with each Master Series, BGFA provides investment guidance and policy direction in connection with the management of each Master Series' assets. The same WFNIA investment professionals that were previously responsible for the day-to-day management of each Master Series' investment portfolio will continue to manage each Master Series' investment portfolio using the approach developed by WFNIA. BGFA is entitled to receive 0.35%, 0.08%, 0.05% and 0.30% of the average daily net assets of the Asset Allocation, Bond Index, S & P 500 Index and U.S. Treasury Allocation Master Series, respectively, as compensation for its advisory services to such Master Series. Effective January 1, 1996, each Master Series no longer retains a sub-investment adviser. BGFA is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, CA 94105. As of January 1, 1996, BGFA and its affiliates provide investment advisory services for over $220 billion of assets.

         Effective January 1, 1996, WFITC, due to a change in control of its outstanding voting securities, became a wholly owned subsidiary of BZW Barclays Global Investors Holdings Inc. (formerly, The Nikko Building U.S.A., Inc.) and was renamed BZW Barclays Global Investors, N.A. ("BGI"). BGI currently acts as custodian to each Master Series. Effective January 1, 1996, and subject to the completion of the transfer of custodial functions to BGI, BGI replaces Wells Fargo as custodian to each Fund. BGFA is a subsidiary of BGI. BGI will not be entitled to receive compensation for its custodial services so long as BGFA is entitled to receive fees for providing investment advisory services to the Master Series. The principal business address of BGI is 45 Fremont Street, San Francisco, California 94105

         Effective on or about February 16, 1996, the corporate name of Stagecoach Inc. is changed to "MasterWorks Funds, Inc."

         Each Fund's Prospectus and Statement of Additional Information are hereby amended accordingly.

                                STAGECOACH INC.

                               MONEY MARKET FUND

                        SUPPLEMENT DATED JANUARY 2, 1996
                     TO THE PROSPECTUS DATED JUNE 28, 1995
                  AND THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED JUNE 28, 1995


         Effective January 1, 1996, BZW Barclays Global Fund Advisors ("BGFA") replaced Wells Fargo Bank, N.A. ("Wells Fargo") as investment adviser to the Money Market Fund (the "Fund"). BZW Fund Advisors was created by the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo, with and into an affiliate of Wells Fargo Institutional Trust Company, N.A. ("WFITC"). Pursuant to an Investment Advisory Contract with the Fund, BGFA provides investment guidance and policy direction in connection with the management of the Fund's assets. BGFA is entitled to receive a monthly fee at the annual rate of 0.35% of the average daily net assets of the Fund as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, CA
94105. As of January 1, 1996, BGFA and its affiliates provide investment advisory services for over $220 billion of assets.

         Effective January 1, 1996, Wells Fargo serves as sub-adviser to the Fund. Pursuant to a Sub-Advisory Contract with the Fund and BGFA, Wells Fargo is responsible for the day-to-day portfolio management of the Fund. The same Wells Fargo investment professionals that previously managed the investment portfolio of the Fund will continue, subject to the overall supervision of BGFA, to invest the Fund's assets and manage the Fund's investment portfolio. Wells Fargo is entitled to receive from BGFA an amount equal to 0.05% of the average daily net assets of the Fund as compensation for its sub-advisory services. As of January 1, 1996, Wells Fargo provides investment advisory services for approximately $33 billion of assets.

         Effective January 1, 1996, WFITC, due to a change in control of its outstanding voting securities, became a wholly owned subsidiary of BZW Barclays Global Investors Holdings Inc. (formerly, The Nikko Building U.S.A., Inc.) and was renamed BZW Barclays Global Investors, N.A. ("BGI"). Effective January 1, 1996, subject to the completion of the transfer of custodial functions to BGI, BGI replaces Wells Fargo Bank as the Fund's custodian. BGFA is a subsidiary of BGI. BGI will not be entitled to receive compensation for its custodial services so long as BGFA is entitled to receive fees for providing investment advisory services to the Fund. The principal business address of BGI is 45 Fremont Street, San Francisco, California 94105.

         Effective on or about February 16, 1996, the corporate name of Stagecoach Inc. is changed to "MasterWorks Funds, Inc."

         The Prospectus and Statement of Additional Information for the Fund are hereby amended accordingly.